Commitments and Contingencies - Summary of Lease Obligations Under Non-cancellable Operating Leases (Detail)	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within 1 year	$ 5,341
2 - 3 years	9,679
4 - 5 years	8,421
After 5 years	21,763
Total	$ 45,204